Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	2,440,685	850,590	—	—	3,291,275
Interest payments (i)	92,565	52,981	—	—	145,546
Total funding debts obligations	2,533,250	903,571	—	—	3,436,821
Long–term borrowings	94,336	94,336	94,336	377,343	660,351
Short–term borrowings	811,455	—	—	—	811,455
Interest payments (i)	40,852	19,308	15,841	27,524	103,525
Total borrowings obligations	946,643	113,644	110,177	404,867	1,575,331
Commitment for construction	226,509	81,380	—	—	307,889
Commitment to purchase delinquent loans (ii)	81,890	—	—	—	81,890
Total purchase obligations	308,399	81,380	—	—	389,779
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2025.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2025.